Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,906,000
Previously Paid Amount	0.00
Total Fee Amount	263.22
Total Offset Amount	0.00
Net Fee	263.22
Narrative - Max Aggregate Offering Price	$ 1,906,000
Final Prospectus	true